Financial Assets And Financial Liabilities - Summary Of Trade And Other Payables (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Suppliers	€ 40,615	€ 65,830
Personnel (salaries payable)	4,335	5,351
Customer advances	1,956	68
Total	€ 46,906	€ 71,249